Commitments and Contingencies Warranty and Extended Warranty (Details) - USD ($)	3 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Deferred Costs, Service Revenue	$ 51,000	$ 56,000
Product Warranty Liability [Line Items]
Deferred revenue extended warranties, current	128,000
Deferred revenue extended warranties, noncurrent	84,000
Deferred revenue [Member]
Product Warranty Liability [Line Items]
Deferred Revenue, period start	214,000
Standard and Extended Product Warranty Accrual, Decrease for Payments	(58,000)
Standard and Extended Product Warranty Accrual, Increase for Warranties Issued	56,000
Deferred Revenue, period end	$ 212,000